Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands					12 Months Ended
	Mar. 30, 2021	Mar. 12, 2021	Dec. 31, 2020	Dec. 20, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Other Liabilities Noncurrent [Line Items]
Interest expense paid					¥ 132,192	¥ 55,336	¥ 22,451
Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership					¥ 26,856	11,856
Interest rate on limited liability partnership investment					3.00%
Guangdong U Trust [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Payable to non controlling interest non current						500,000
Proceeds from non-controlling interests						500,000
Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership					¥ 69,973	29,973
Interest rate on limited liability partnership investment					4.00%
Guangzhou GET Investment [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Proceeds from non-controlling interests						1,000,000
Guangdong Yuecai Industry [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Proceeds from non-controlling interests						500,000
Maximum [Member] | Guangdong U Trust [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage					6.00%
Minimum [Member] | Guangdong U Trust [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage					4.00%
Call Option [Member] | Guangzhou GET Investment [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage					4.00%
Chengxing [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Proceeds from non-controlling interests		¥ 500,000
Non controlling interest ownership percentage		0.3067%
Chengxing [Member] | Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Payable to non controlling interest non current	¥ 1,000,000
Proceeds from non-controlling interests	¥ 1,000,000
Non controlling interest ownership percentage	1.064%
Chengxing [Member] | Maximum [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage								6.00%
Chengxing [Member] | Minimum [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest common stock strike price interest rate payable percentage								3.00%
Chengxing [Member] | Call Option [Member] | Guangdong U Trust [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest strike price redeemable stock redemption requirement		¥ 500,000
Non controlling interest common stock strike price interest rate payable percentage								3.00%
Chengxing [Member] | Call Option [Member] | Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Non controlling interest strike price redeemable stock redemption requirement	¥ 1,000,000
Non controlling interest common stock strike price interest rate payable percentage	4.00%
Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Term of the operating agreement with limited liability partnership					9 years
Payment to acquire interest in limited liability partnership					¥ 6,233	¥ 6,233
Interest rate on limited liability partnership investment					4.00%	4.00%
Interest expense paid					¥ 6,400
Kunpeng Chuangye LLP [Member]
Other Liabilities Noncurrent [Line Items]
Term of the operating agreement with limited liability partnership				9 years	9 years
Kunpeng Chuangye LLP [Member] | Chengxing [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership				¥ 200,000
Percentage of investment in limited liability partnership			55.554%
Kunpeng Chuangye LLP [Member] | Guangzhou Xiaopeng Automatic Driving Technology Co Ltd [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership				10
Percentage of investment in limited liability partnership			0.0028%
Kunpeng Chuangye LLP [Member] | Guangzhou GET Investment [Member]
Other Liabilities Noncurrent [Line Items]
Payment to acquire interest in limited liability partnership				¥ 160,000	¥ 160,000
Percentage of investment in limited liability partnership			44.4432%
Payable to non controlling interest non current					¥ 160,000			¥ 160,000
Interest rate on limited liability partnership investment								4.00%